LEASES	6 Months Ended
Jun. 30, 2020
Leases [Abstract]
LEASES	LEASES
The Company's lease contracts relate to a variety of assets used in its operational and administrative activities through several units, such as land, buildings, vehicles, industrial machinery, logistic and commercial facilities and power generation facilities. There were no sale and lease back transactions, no subleases and no restrictions or covenants were imposed on the Company's currently effective lease contracts.
Balances for the Company’s lease activities as of June 30, 2020 and December 31, 2019 and for the six month period ended June 30, 2020 and 2019 are summarized as follows:

	As at June 30, 2020	As at December 31, 2019
Lease liabilities	1,015	1,127
Right of-use assets:
Land, buildings and improvements	792	854
Machinery, equipment and others	331	381
Total right-of-use assets	1,123	1,235

	Six months ended June 30, 2020	Six months ended June 30, 2019
Depreciation and impairment charges:
Land, buildings and improvements	59	55
Machinery, equipment and others	52	142
Total depreciation and impairment charges	111	197

Other lease related expenses:
Interest expense on lease liabilities	34	51
Expenses of short-term leases	67	92
Expenses of leases of low-value assets	28	33
Expenses related to variable lease payments	31	29

Additions to right-of-use assets	49	54
Lease payments recorded as reduction of lease liabilities and cash outflow from financing activities	118	156
The decrease in depreciation charge of right-of-use assets related to machinery, equipment and others for the six months ended June 30, 2020 as compared to the six months ended June 30, 2019 mainly resulted from the derecognition of right-of-use assets and lease liabilities following the sale of a 50% controlling interest in Global Chartering Ltd to DryLog Ltd on December 31, 2019.